Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (15,221)	$ (14,445)	$ (42,823)	$ (32,180)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	377	364	1,478	1,006
Stock-based compensation expense	321	275	1,121	1,119
Loss on fixed asset disposal			9
Loss on issuance of SAFEs			255
Non-cash lease expense	294	274	1,118	862
Non-cash issuance of common stock for the exchange of license				363
Change in fair value of preferred stock tranche liability				(643)
Change in fair value of SAFE liabilities	2,075		(1,255)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	289	(335)	(1,019)	(376)
Other non-current assets	24	(20)	(5)	(14)
Accounts payable	1,510	1,039	(165)	(1,234)
Accrued expenses and other current liabilities	1,382	2,326	1,611	4,509
Operating lease liabilities	(324)	(293)	(950)	(1,105)
Other non-current liabilities			(56)	56
Net cash used in operating activities	(9,273)	(10,815)	(40,681)	(27,637)
Cash flows from investing activities:
Purchase of property, equipment and improvements	(4)	(136)	(279)	(2,088)
Net cash used in investing activities	(4)	(136)	(279)	(2,088)
Cash flows from financing activities:
Proceeds from the issuance of SAFEs			34,125
Proceeds from issuance of convertible preferred stock - net of issuance costs				38,017
Payment for deferred offering costs	(554)			(12)
Proceeds from exercise of common stock options	4	1	121	4
Repayment of finance lease obligations	(118)	(144)	(499)	(393)
Net cash used in financing activities	(668)	(143)	33,747	37,628
Effect of exchange rate changes on cash and cash equivalents	(76)		16
Net decrease in cash and cash equivalents and restricted cash	(10,021)	(11,094)	(7,197)	7,903
Cash and cash equivalents and restricted cash as of beginning of period	29,356	36,553	36,553	28,650
Cash and cash equivalents and restricted cash as of end of period	19,335	25,459	29,356	36,553
Components of cash, cash equivalents and restricted cash:
Cash and cash equivalents	18,748	24,872	28,769	35,966
Restricted cash	587	587	587	587
Total cash, cash equivalents and restricted cash	19,335	25,459	29,356	36,553
Supplemental disclosure of non-cash financing activities:
Purchase of equipment through finance leases			234	1,340
Deferred offering costs included in accrued expenses and other current liabilities	1,576		669
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 31	$ 42	$ 152	$ 144